Pensions	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Disclosure of employee benefits [text block]
20 Pensions
The main pension plans for Equinor ASA and its most significant subsidiaries are defined contribution plans, in which the pension costs are recognised in the Consolidated statement of income in line with payments of annual pension premiums. The pension contribution plans in Equinor ASA also includes certain unfunded elements (notional contribution plans), for which the annual notional contributions are recognised as pension liabilities.

These notional pension liabilities are regulated equal to the return on asset within the main contribution plan. See note 2 Significant accounting policies to the Consolidated financial statements for more information
about the accounting treatment of the notional contribution plans reported in Equinor ASA.
In addition, Equinor ASA has a defined benefit plan. This benefit plan was closed in 2015 for new employees and for employees with
more than 15 year to regular retirement age. Equinor's defined benefit plans are generally based on a minimum of 30 years of service and 66% of the final salary level, including an assumed benefit from the Norwegian National Insurance Scheme.

The Norwegian
companies in the group are subject to, and complies with, the requirements of the Norwegian

Mandatory Company Pensions Act.
The defined benefit plans in Norway are managed and financed through Equinor Pensjon (Equinor's pension fund - hereafter Equinor
Pension). Equinor Pension is an independent pension fund that covers the employees in Equinor's Norwegian companies. The
pension fund's assets are kept separate from the company's and group companies' assets. Equinor Pension is supervised by the
Financial Supervisory Authority of Norway ("Finanstilsynet") and is licenced to operate as a pension fund.
Equinor is a member of a Norwegian national agreement-based early retirement plan (“AFP”), and the premium is calculated based on the employees' income, but limited to 7.1 times the basic amount in the National Insurance scheme (7.1 G).

The premium is payable
for all employees until age 62
. Pension from the AFP scheme will be paid from the AFP plan administrator to employees for their full
lifetime. Equinor has determined that its obligations under this multi-employer defined benefit plan can be estimated with sufficient
reliability for recognition purposes. Accordingly, the estimated proportionate share of the AFP plan is recognised as a defined benefit obligation.
The present values of the defined benefit obligation, except for the notional contribution plan, and the related current service cost and
past service cost are measured using the projected unit credit method. The assumptions for salary increase, increases in pension
payments and social security base amount are based on agreed regulation in the plans, historical observations, future expectations of
the assumptions and the relationship between these assumptions. At 31 December 2021, the discount rate for the defined benefit
plans in Norway was established on the basis of seven years' mortgage covered bonds interest rate extrapolated on a yield curve
which matches the duration of Equinor's payment portfolio for earned benefits, which was calculated to be
15.2

years at the end of
2021. Social security tax is calculated based on a pension plan's net funded status and is included in the defined benefit obligation.
The recognition of a net surplus for the funded plan is based on the assumption that the net assets represent a future value for
Equinor, either as possible distribution to premium fund which can be used for future funding of new liabilities, or disbursement of equity in the pension fund.
Equinor has more than one defined benefit plan, but the disclosure is made in total since the plans are not subject to materially
different risks. Pension plans outside Norway are not material and as such not disclosed separately. The tables in this note present pension costs on a gross basis, before allocation to licence partners. In the Consolidated statement of income, the pension costs in
Equinor ASA are presented net of costs allocated to licence partners.
Net pension cost
(in USD million) 2021 2020 2019
Current service cost 209 184 206
Past service cost 3 - -
Losses/(gains) from curtailment, settlement or plan

amendment
- - 3
Notional contribution plans 60 55 56
Defined benefit plans 272 238 265
Defined contribution plans 213 192 182
Total net pension cost 488 432 446
In addition to the pension cost presented in the table above, financial items related to defined benefit plans are included in the
Consolidated statement of income within Net financial items. Interest cost and changes in fair value of notional contribution plans
amounts to USD 238

million in 2021 and USD
203

million in 2020. Interest income of USD
106

million has been recognised in 2021,
and USD 117

million in 2020.
Changes in defined benefit obligations (DBO) and

plan assets during the year
(in USD million) 2021 2020
DBO at 1 January 9,216 8,363
Current service cost 208 184
Interest cost 238 203
Actuarial (gains)/losses - Financial assumptions 294 443
Actuarial (gains)/losses - Experience (66) (61)
Past service cost 3 -
Benefits paid (295) (250)
Paid-up policies - (7)
Foreign currency translation effects (300) 286
Changes in notional contribution liability 60 55
DBO at 31 December 9,358 9,216
Fair value of plan assets at 1 January 6,234 5,589
Interest income 106 117
Return on plan assets (excluding interest income) 291 385
Company contributions 114 96
Benefits paid (137) (113)
Paid-up policies and personal insurance - (7)
Foreign currency translation effects (204) 167
Fair value of plan assets at 31 December 6,404 6,234
Net pension liability at 31 December (2,954) (2,981)
Represented by:
Asset recognised as non-current pension assets

(funded plan)
1,449 1,310
Liability recognised as non-current pension liabilities

(unfunded plans)
(4,403) (4,292)
DBO specified by funded and unfunded pension plans 9,359 9,216
Funded 4,959 4,927
Unfunded 4,400 4,288
Actual return on assets 397 501
Equinor recognised an actuarial loss from changes in financial assumptions in 2021, mainly due to a larger increase in rate of
compensation increase and expected rate of pension increase compared to the other assumptions.

An actuarial loss was recognised
in 2020.
Actuarial losses and gains recognised directly

in Other comprehensive income (OCI)
(in USD million) 2021 2020 2019
Net actuarial (losses)/gains recognised in OCI

during the year
63 3 401
Foreign currency translation effects 84 (109) 27
Tax effects of actuarial (losses)/gains recognised in OCI (35) 19 (98)
Recognised directly in OCI during the year, net of tax 112 (87) 330
Cumulative actuarial (losses)/gains recognised directly

in OCI, net of tax
(787) (899) (812)
Actuarial assumptions
Assumptions used to determine
benefit costs in %
Assumptions used to determine
benefit obligations in %
Rounded to the nearest quartile 2021 2020 2021 2020
Discount rate
1.75 2.25 2.00 1.75
Rate of compensation increase
2.00 2.25 2.50 2.00
Expected rate of pension increase
1.25 1.50 1.75 1.25
Expected increase of social security base amount (G-amount)
2.00 2.25 2.25 2.00
Weighted-average duration of the defined benefit obligation
15.2 15.6
The assumptions presented are for the Norwegian companies in Equinor which are members of Equinor's pension fund. The defined
benefit plans of other subsidiaries are immaterial to the consolidated pension assets and liabilities.
Expected attrition at 31 December 2021 was 0.3% and 3.9% for employees between 50-59 years and 60-67 years, and 0.3% and
3.6% in 2020. The attrition rate for the age group 60-67 years represents employees with immediate withdrawal of vested pension, thus remaining in the scheme.
For population in Norway, the mortality table K2013, issued by The Financial Supervisory Authority of Norway, is used as the best mortality estimate.
Disability tables for plans in Norway developed by the actuary were implemented in 2013 and represent the best estimate to use for
plans in Norway.
Sensitivity analysis
The table below presents an estimate of the potential effects of changes in the key assumptions for the defined benefit plans.

The
following estimates are based on facts and circumstances as of 31 December 2021.
Discount rate
Expected rate of
compensation
increase
Expected rate of
pension increase Mortality assumption
(in USD million) 0.50% -0.50% 0.50% -0.50% 0.50% -0.50% + 1 year - 1 year
Effect on:
Defined benefit obligation at 31 December 2021 (645) 731 157 (150) 601 (545) 367 (330)
Service cost 2022 (20) 24 10 (9) 16 (14) 8 (7)
The sensitivity of the financial results to each of the key assumptions has been estimated based on the assumption that all other
factors would remain unchanged. The estimated effects on the financial result would differ from those that would actually appear in the
Consolidated financial statements because the Consolidated financial statements would also reflect the relationship between these
assumptions.
Pension assets
The plan assets related to the defined benefit plans were measured at fair value. Equinor Pension invests in both financial assets and
real estate.
The table below presents the portfolio weighting as approved by the board of Equinor Pension for

2021. The portfolio weight during a
year will depend on the risk capacity.
Pension assets on investments classes Target portfolio
weight (in %) 2021 2020
Equity securities 34.1 34.1 29-38
Bonds 50.2 50.2 46-59
Money market instruments 9.1 9.4 0-14
Real estate 6.6 6.4 5-10
Other assets, including derivatives 0.0 (0.1)
Total 100.0 100.0
In 2021, 61 % of the equity securities and 3 % of bonds had quoted market prices in an active market. 37 % of the equity securities,
97 % of bonds and 100
% of money market instruments had market prices based on inputs other than quoted prices. If quoted market
prices are not available, fair values are determined from external calculation models based on market observations from various
sources.
In 2020, 81 % of the equity securities and 2 % of bonds had quoted market prices in an active market. 17 % of the equity securities,
98 % of bonds and 100
% of money market instruments had market prices based on inputs other than quoted prices.
For definition of the various levels, see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.
Company contributions to be made to Equinor Pension in 2022 are expected to be in the range of USD
100

million to USD
110

million.